ProShares Nasdaq-100 Dorsey Wright Momentum ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ProShares Nasdaq-100 Dorsey Wright Momentum ETF | None
Prospectus [Line Items]
Annual Return [Percent]	16.18%	24.61%	(29.11%)